Subsequent Events (Details) - USD ($)	Jun. 01, 2026	May 01, 2026	Apr. 07, 2026
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Aggregate offering amount	$ 100,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds		$ 3,500,000	$ 760,000
Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued and sold			2,000,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Warrant shares		3,500,000
Subsequent Event [Member] | Private Placement [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued and sold		3,500,000
Warrants to purchase share		1
Warrants exercise price		$ 1